Debt and other liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt and Other Liabilities [Abstract]
Schedule of Short-Term Debt and Other Liabilities

	June 30, 2024 $	December 31, 2023 $
Short-term debt
Short-term debt from Related parties (5.1)	860,778	6,225,815
Short-term debt to related party (5.2)	—	132,269
Convertible debt (5.3)	—	31,088,259
Promissory loan note (5.5)	437,956	—
Total short-term debt	1,298,734	37,446,343
Long-term debt
Convertible promissory notes (5.4)	5,395,702	—
Convertible loans (5.3)	38,737,594	—
Total long-term debt	44,133,296	—

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Short-term debt and other liabilities
Short-term debt to related parties (8.1)	$6,225,815	$697,067
Short term convertible debt to related party (8.4)	132,269
Ordinary shares payable (8.2)	8,223,928	—
Share-based payment liability (8.5)	1,311,028	—
Convertible debt (8.3)	31,088,259	—
Non-current debt and other liabilities
Share-based payment liability (8.4)	—	1,177,617
Convertible debt (8.3)	—	25,302,709

Schedule of Convertible debt

The carrying amount of the convertible debt was as follows:

	June 30, 2024	December 31, 2023
Convertible debt
Convertible debt under troubled debt restructuring	38,737,594	31,220,528
	38,737,594	31,220,528

The carrying amount of the convertible debt was as follows:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt
Principal amount of notes	$—	$24,000,000
Accrued interest	—	3,221,233
Discount on convertible debt	—	(1,918,524)
Short term convertible debt to related party	132,269
Convertible debt under troubled debt restructuring	31,088,259	—
	31,220,528	25,302,709

Schedule of convertible promissory notes	5.4. Convertible promissory notes:

Convertible promissory notes
Convertible promissory note	2,508,685	—
Promissory loan note	2,887,017	—
Total convertible promissory notes	5,395,702	—

Schedule of the senior secured convertible note and secured convertible loans

The following table sets forth the interest expense recognized related to the senior secured convertible notes and unsecured convertible loans:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt
Accrued interest	$7,269	$3,221,233
Amortization of debt discount	—	163,976
	7,269	3,385,209